Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
28.	Subsequent events
(a) Transfer of Equity Interest in Zhaoqing Xiaopeng New Energy
On January 4, 2022, Zhaoqing Kunpeng transferred its 50% equity interest in Zhaoqing Xiaopeng New Energy to Zhaoqing XPeng for a total cash consideration of RMB1 Yuan, after which Zhaoqing Xiaopeng New Energy become the Company’s wholly owned subsidiary (Note 1(b)(2)).
(b) Investment in a business related to semiconductor
In January 2022, the Group entered into a share subscription agreement with a company to acquire its 3.71% equity interest for a total cash consideration of RMB65,000.
(c) Issuance of Auto Leasing Asset-backed Securities (“ABS”)
In February 2022, the Company, through its wholly owned subsidiary, completed the launch of ABS amounting to RMB
775,000
by issuing senior debt securities to investors.
(d) Investment in a limited partnership related to capital investment
In March 2022, the Group entered into a subscription agreement with a limited partnership to become a limited partner for a total consideration of US$150,000.
(e) Investment in a business related to battery
In March 2022, the Group entered into a share subscription agreement with a company to acquire its 0.40% equity interest for a total consideration of RMB50,000.